Derivative Financial Instruments and Hedge Accounting - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Accumulated amount of fair value hedge adjustments on the hedged items	¥ 68,305	¥ 83,955
Hedging instrument [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness	0	0
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Translating foreign operations reserve, balance remaining	56,251	53,003
Changes in translating foreign operations reserve	283,388	12,187
Fair value hedges [Member] | Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Accumulated amount of fair value hedge adjustments on the hedged items	397,872	411,761
Gain (loss) on hedge ineffectiveness recognised in profit or loss	¥ 3,858	¥ (597)